SUBSEQUENT EVENTS (Details) - CNY (¥) ¥ in Thousands	Feb. 22, 2016	Jan. 27, 2016	Dec. 31, 2015	May. 27, 2015
Subsequent Event [Line Items]
Equity interest, ownership percentage			100.00%
BPMC [Member]
Subsequent Event [Line Items]
Equity interest, ownership percentage				55.00%
BPMC [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Equity interest, ownership percentage		55.00%
AMT [Member] | Subsequent Events [Member] | MHM [Member]
Subsequent Event [Line Items]
Voting interest acquired	100.00%
Cash consideration	¥ 322,722
Beijing Century Friendship [Member]
Subsequent Event [Line Items]
Equity interest, ownership percentage				100.00%
Beijing Century Friendship [Member] | Subsequent Events [Member] | MHM [Member]
Subsequent Event [Line Items]
Voting interest acquired	100.00%
Cash consideration	¥ 70,000